S-K 1603(c) Fiduciary Duties to Other Companies	Mar. 06, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Affiliation
Jeffrey Smith	LawVisory PLLC	Founder and Managing Attorney
	Renatus Tactical Acquisition Corp.	Director
	Globa Terra Acquisition Corp.	Director
	Liquid Rarity Exchange LLC	Co-Founder and Chief Executive Officer
	Apogee Venture Fund LLC	Managing Member
	Apogee Strategic Ventures LLC	Managing Member
	Apogee Capital Partners LLC	Managing Member
	Vanward Global LLC	Managing Member
	Optimal Global Advisors LLC	Managing Member
	C-Visory Search Partners LLC	Managing Member
	Apogee Services LLC	President and Chief Executive Officer

Apogee Tech Ventures

Venture Family Office LLC

Apogee Family Office LLC

OpuLux LLC

SPG Advisors LLC

UX Wealth Partners LLC

Whitwell & Co

ThePartners Wealth Management LLC

ELITE TAMP LLC

Adaptive Investments

Modelist LLC

Family Fortune Financials LLC

Jedon Kotler LLC

Vanward Global

Movement for Change Inc.

C25 LLC

Flash Corp

Cuatro Capital Securities LLC

President

Managing Member

Managing Member

Managing Member

Chief Commercial Officer

Chief Commercial Officer

Chief Commercial Officer

Chief Commercial Officer

Chief Commercial Officer

Chief Commercial Officer

Chief Commercial Officer

Chief Commercial Officer

Advisor

Partner and Chief Commercial Officer

Founder and Executive Officer

Chief Legal Officer and Owner

Chief Legal Officer and Owner

Director

Ian Rhodes	TNF Pharmaceuticals, Inc.	Interim Chief Financial Officer
	Brio Financial Group	Director
	Renatus Tactical Acquisition Corp.	Chief Financial Officer
Tom Watson	Futura Energy Group LLC	Founder
Anna Brunelle	Compass Digital Acquisition Corp.	Director
	Hennessy Capital Investment Corp. VII	Director
David Quiram	CONTI Capital	Chief Capital Officer
Sagiv Shiv	ACP Capital Markets, LLC	Managing Director and the Head of M&A and Advisory Services
Christopher Valentine	Celeres Capital	Co-founder and Senior Managing Partner